Trade and other receivables (Tables)	6 Months Ended
Mar. 31, 2025
Trade and other receivables.
Schedule of trade and other receivables

	31 March	30 September
	2025	2024
	$'000	$'000
Current assets
Trade debtors	231	471
Other debtors	567	4,009
Prepayments and accrued income	992	517
Total	1,790	4,997

Non-current
Other debtors	—	—